INVESTMENT IN AN ASSOCIATE (Schedule of Investment in Common Shares and Market Value as Balance Sheet Dates) (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Disclosure of associates [line items]
Balance		$ 8,517
Share of other comprehensive loss		281	$ (198)
Dilution gain		822
Foreign exchange impact		(1,628)	339
Balance		38,001	8,517
New Pacific Metals Corp ("NUAG") [Member]
Disclosure of associates [line items]
Balance		$ 8,517	$ 3,133
Balance, Shares		10,806,300	10,806,300
Participate in Private placement		$ 23,352
Participate in Private placement, shares		28,000,000
Purchase from open market		$ 509
Purchase from open market, shares		474,600
Share of net income (loss)	[1]	$ (700)	$ 282
Share of other comprehensive loss		461	(12)
Impairment recovery		4,714	5,278
Dilution gain		822
Foreign exchange impact		326	(164)
Balance		$ 38,001	$ 8,517
Balance, Shares		39,280,900	10,806,300
Value of Common shares per quoted market price, Begining		$ 8,517	$ 2,333
Value of Common shares per quoted market price, Ending		$ 50,266	$ 8,517

[1]	NUAG's fiscal year-end is on June 30. NUAG's quarterly financial results were used to compile the financial information that matched with the Company's year-end on March 31.